Consolidation scope (Tables)	12 Months Ended
Dec. 31, 2019
Consolidation scope
Schedule of the main group consolidated entities

		% Group		Country of
Business segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Abu Dhabi Marine Areas Limited	33.33%	E	United Kingdom	United Arab Emirates
	Angola Block 14 B.V.	50.01%		Netherlands	Angola
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings S.A.R.L.	100.00%		Luxembourg	Nigeria
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	Deer Creek Pipelines Limited	75.00%		Canada	Canada
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Mabruk Oil Operations	49.02%		France	Libya
	Marathon Oil Libya Limited	100.00%		Cayman Islands	Libya
	Moattama Gas Transportation Company Limited	31.24%	E	Bermuda	Myanmar
	Norpipe Oil A/S	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	45.22%	E	United Kingdom	Norway
	Norpipe Terminal Holdco Limited	45.22%	E	United Kingdom	Norway
	Norsea Pipeline Limited	45.22%	E	United Kingdom	Norway
	North Oil Company	30.00%	E	Qatar	Qatar
	Novatek	19.40%	E	Russia	Russia
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Petrocedeno	30.32%	E	Venezuela	Venezuela
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	Tepkri Sarsang A/S	100.00%		Denmark	Iraq
	Termokarstovoye S.A.S.	100.00%		France	Russia
	Terneftegaz JSC (a)	58.89%	E	Russia	Russia
	Total (BTC) B.V.	100.00%		Netherlands	Azerbaijan
	Total Abu Al Bu Khoosh	100.00%		France	United Arab Emirates
	Total Austral	100.00%		France	Argentina
	Total Brazil Services B.V.	100.00%		Netherlands	Netherlands
	Total Danmark Pipelines A/S	100.00%		Denmark	Denmark
	Total Denmark ASW Pipeline ApS	100.00%		Denmark	Denmark
	Total Denmark ASW, Inc.	100.00%		United States	Denmark
	Total Dolphin Midstream	100.00%		France	France
	Total E&P Chissonga Limited	100.00%		Angola	Angola
	Total E&P Absheron B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Al Shaheen A/S	100.00%		Denmark	Qatar
	Total E&P Algerie	100.00%		France	Algeria
	Total E&P Algerie Berkine A/S	100.00%		Algeria	Algeria
	Total E&P Americas, LLC	100.00%		United States	United States
	Total E&P Anchor, LLC	100.00%		United States	United States
	Total E&P Angola	100.00%		France	Angola
	Total E&P Angola Block 15/06 Limited	100.00%		France	Angola
	Total E&P Angola Block 16 A/S	100.00%		Denmark	Angola
	Total E&P Angola Block 16 Holding A/S	100.00%		Angola	Angola
	Total E&P Angola Block 17.06	100.00%		France	Angola
	Total E&P Angola Block 25	100.00%		France	Angola
	Total E&P Angola Block 32	100.00%		France	Angola
	Total E&P Angola Block 33	100.00%		France	Angola
	Total E&P Angola Block 39	100.00%		France	Angola
	Total E&P Angola Block 40	100.00%		France	Angola
	Total E&P Angola Block 48 B.V.	100.00%		Netherlands	Angola
	Total E&P Angola Chissonga Holdings Limited	100.00%		Angola	Angola
	Total E&P Aruba B.V.	100.00%		Netherlands	Aruba
	Total E&P Asia Pacific Pte. Limited	100.00%		Singapore	Singapore
	Total E&P Azerbaijan B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Bolivie	100.00%		France	Bolivia
	Total E&P Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Bulgaria B.V.	100.00%		Netherlands	Bulgaria
	Total E&P Cambodge	100.00%		France	Cambodia
	Total E&P Canada Limited	100.00%		Canada	Canada
	Total E&P Chine	100.00%		France	China
	Total E&P Colombie	100.00%		France	Colombia
	Total E&P Congo	85.00%		Congo	Congo
	Total E&P Cote d'Ivoire	100.00%		France	Côte d'Ivoire
	Total E&P Cote d'Ivoire CI - 514	100.00%		France	Côte d'Ivoire
	Total E&P Cote d'Ivoire CI - 515	100.00%		France	Côte d'Ivoire
	Total E&P Cote d'Ivoire CI - 516	100.00%		France	Côte d'Ivoire
	Total E&P Cote d'Ivoire CI-605 B.V.	100.00%		Netherlands	Côte d'Ivoire
	Total E&P Cyprus B.V.	100.00%		Netherlands	Cyprus
	Total E&P Danmark A/S - CPH	100.00%		Denmark	Denmark
	Total E&P Danmark A/S -EBJ	100.00%		Denmark	Denmark
	Total E&P Deep Offshore Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Do Brasil Ltda	100.00%		Brazil	Brazil
	Total E&P Dolphin Upstream	100.00%		France	France
	Total E&P Dunga GmbH	100.00%		Germany	Kazakhstan
	Total E&P East El Burullus Offshore B.V.	100.00%		Netherlands	Egypt
	Total E&P Egypt Block 2 B.V.	100.00%		Netherlands	Egypt
	Total E&P Egypte	100.00%		France	Egypt
	Total E&P Europe and Central Asia Limited	100.00%		United Kingdom	United Kingdom
	Total E&P France	100.00%		France	France
	Total E&P Golfe Limited	100.00%		France	France
	Total E&P Gom Moh. LLC	100.00%		United States	United States
	Total E&P Greece B.V.	100.00%		Netherlands	Greece
	Total E&P Guyana B.V.	100.00%		Netherlands	Guyana
	Total E&P Guyane Francaise	100.00%		France	France
	Total E&P Holdings Russia	100.00%		France	France
	Total E&P Holdings UAE B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P International K1 Limited	100.00%		Kenya	Kenya
	Total E&P International K2 Limited	100.00%		Kenya	Kenya
	Total E&P International K3 Limited	100.00%		Kenya	Kenya
	Total E&P International Limited	100.00%		Kenya	Kenya
	Total E&P Iraq	100.00%		France	Iraq
	Total E&P Ireland B.V.	100.00%		Netherlands	Ireland
	Total E&P Italia	100.00%		Italy	Italy
	Total E&P Jack LLC	100.00%		United States	United States
	Total E&P Jutland Denmark B.V.	100.00%		Netherlands	Denmark
	Total E&P Kazakhstan	100.00%		France	Kazakhstan
	Total E&P Kenya B.V.	100.00%		Netherlands	Kenya
	Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq B.V.	100.00%		Netherlands	Iraq
	Total E&P Liban S.A.L.	100.00%		Lebanon	Lebanon
	Total E&P Libye	100.00%		France	Libya
	Total E&P Lower Zakum B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Malaysia	100.00%		France	Malaysia
	Total E&P Mauritania Block C18 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Block C9 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Blocks DW B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritanie	100.00%		France	Mauritania
	Total E&P Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total E&P Mozambique B.V.	100.00%		Netherlands	Mozambique
	Total E&P Myanmar	100.00%		France	Myanmar
	Total E&P Namibia B.V.	100.00%		Netherlands	Netherlands
	Total E&P Nederland B.V.	100.00%		Netherlands	Netherlands
	Total E&P New Ventures Inc.	100.00%		United States	United States
	Total E&P Nigeria Deepwater A Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater B Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater C Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater D Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater E Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater F Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater G Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater H Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria S.A.S.	100.00%		France	France
	Total E&P Norge AS	100.00%		Norway	Norway
	Total E&P North Sea UK Limited	100.00%		United Kingdom	United Kingdom
	Total E&P Oman	100.00%		France	Oman
	Total E&P Participations Petrolieres Congo	100.00%		Congo	Congo
	Total E&P Philippines B.V.	100.00%		Netherlands	Philippines
	Total E&P Qatar	100.00%		France	Qatar
	Total E&P RDC	100.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total E&P Research & Technology USA LLC	100.00%		United States	United States
	Total E&P Russie	100.00%		France	Russia
	Total E&P Senegal	100.00%		France	Senegal
	Total E&P Services China Company Limited	100.00%		China	China
	Total E&P South Africa B.V.	100.00%		Netherlands	South Africa
	Total E&P South Pars	100.00%		France	Iran
	Total E&P South Sudan	100.00%		France	Republic of South Sudan
	Total E&P Syrie	100.00%		France	Syrian Arab Republic
	Total E&P Tajikistan B.V.	100.00%		Netherlands	Tajikistan
	Total E&P Thailand	100.00%		France	Thailand
	Total E&P Three Pl B.V.	100.00%		Netherlands	Brazil
	Total E&P Timan-Pechora LLC	100.00%		Russia	Russia
	Total E&P UAE Unconventional Gas B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Uganda B.V.	100.00%		Netherlands	Uganda
	Total E&P UK Limited	100.00%		United Kingdom	United Kingdom
	Total E&P Umm Shaif Nasr B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Uruguay B.V.	100.00%		Netherlands	Uruguay
	Total E&P Uruguay Onshore B.V.	100.00%		Netherlands	Uruguay
	Total E&P US Well Containment, LLC	100.00%		United States	United States
	Total E&P USA Inc.	100.00%		United States	United States
	Total E&P USA Oil Shale, LLC	100.00%		United States	United States
	Total E&P Well Response	100.00%		France	France
	Total E&P Yemen	100.00%		France	Yemen
	Total E&P Yemen Block 3 B.V.	100.00%		Netherlands	Yemen
	Total East Africa Midstream B.V.	100.00%		Netherlands	Uganda
	Total Energy (Meuk) Limited	100.00%		United Kingdom	United Kingdom
	Total Exploration M'Bridge	100.00%		Netherlands	Angola
	Total Facilities Management B.V.	100.00%		Netherlands	Netherlands
	Total Gabon	58.28%		Gabon	Gabon
	Total Gass Handel Norge AS	100.00%		Norway	Norway
	Total Gastransport Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Holding Dolphin Amont	100.00%		France	France
	Total Holdings Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Holdings Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Iran B.V.	100.00%		Netherlands	Iran
	Total LNG Supply Services USA Inc.	100.00%		United States	United States
	Total Oil and Gas South America	100.00%		France	France
	Total Oil and Gas Venezuela B.V.	100.00%		Netherlands	Venezuela
	Total Oil Gb Limited	100.00%		United Kingdom	United Kingdom
	Total Oil UK Limited	100.00%		United Kingdom	United Kingdom
	Total P&G do Brasil Ltda	100.00%		Brazil	Brazil
	Total Pars LNG	100.00%		France	Iran
	Total Petroleum Angola	100.00%		France	Angola
	Total Profils Petroliers	100.00%		France	France
	Total Qatar	100.00%		France	Qatar
	Total South Pars	100.00%		France	Iran
	Total Upstream Danmark A/S	100.00%		Denmark	Denmark
	Total Upstream Nigeria Limited	100.00%		Nigeria	Nigeria
	Total Upstream UK Limited	100.00%		United Kingdom	United Kingdom
	Total Venezuela	100.00%		France	France
	Uintah Colorado Resources, Llc	66.67%		United States	United States
	Unitah Colorado Resources II, LLC	100.00%		United States	United States
	Ypergas S.A.	37.33%		France	Venezuela

		% Group		Country of
Business segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated Gas, Renewables & Power
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Adani Total Private Limited (e)	50.00%	E	India	India
	Advanced Thermal Batteries Inc.	49.67%	E	United States	United States
	Aerospatiale Batteries (ASB)	49.67%	E	France	France
	Aerowatt Energies	65.00%	E	France	France
	Aerowatt Energies 2	51.00%	E	France	France
	Aerowatt Energies Nogara	65.00%	E	France	France
	Aerowatt Energies Nogara 2	51.00%	E	France	France
	Alcad AB	99.34%		Sweden	Sweden
	Altinergie	51.00%	E	France	France
	Angola LNG Limited	13.60%	E	Bermuda	Angola
	Arctic LNG 2 LLC (c)	21.64%	E	Russia	Russia
	ATJV Offshore	50.00%	E	Singapore	Singapore
	Bassin Du Capiscol	100.00%		France	France
	Biogaz Breuil	100.00%		France	France
	Biogaz Chatillon	100.00%		France	France
	Biogaz Corcelles	100.00%		France	France
	Biogaz Epinay	100.00%		France	France
	Biogaz Libron	100.00%		France	France
	Biogaz Milhac	100.00%		France	France
	Biogaz Soignolles	100.00%		France	France
	Biogaz Torcy	100.00%		France	France
	Biogaz Vert Le Grand	100.00%		France	France
	Biogaz Viriat	100.00%		France	France
	Borrowed Sunshine II Parent, LLC	46.74%		United States	United States
	Borrowed Sunshine II, LLC	46.74%		United States	United States
	BSP Class B Member HoldCo, LLC	46.74%		United States	United States
	BSP Class B Member, LLC	46.74%		United States	United States
	BSP Holding Company, LLC	46.74%		United States	United States
	BSP II Parent, LLC	46.74%		United States	United States
	Cameron LNG Holdings LLC	16.60%	E	United States	United States
	Centrale Eolienne De Couloumi	51.00%		France	France
	Centrale Eolienne De Coume	100.00%		France	France
	Centrale Eolienne De Dainville	100.00%		France	France
	Centrale Eolienne De Goulien	100.00%		France	France
	Centrale Eolienne De La Vallee Gentillesse	74.80%		France	France
	Centrale Eolienne De L'Olivier	51.00%		France	France
	Centrale Eolienne Des Malandaux	51.00%		France	France
	Centrale Eolienne Du Plan Du Pal	51.00%		France	France
	Centrale Eolienne La Cote Du Moulin A Vent	100.00%		France	France
	Centrale Eolienne La Croix De Cuitot	51.00%		France	France
	Centrale Eolienne Les Champs Parents	51.00%		France	France
	Centrale Eolienne Varades	51.00%		France	France
	Centrale Hydrolique Alas	100.00%		France	France
	Centrale Hydrolique Ardon	90.00%		France	France
	Centrale Hydrolique Arvan	100.00%		France	France
	Centrale Hydrolique Barbaira	100.00%		France	France
	Centrale Hydrolique Bonnant	100.00%		France	France
	Centrale Hydrolique La Buissiere	100.00%		France	France
	Centrale Hydrolique Previnquieres	100.00%		France	France
	Centrale Photovoltaique De La Croix	100.00%		France	France
	Centrale Photovoltaique De Merle Sud	40.58%	E	France	France
	Centrale Photovoltaique Du Seneguier	100.00%		France	France
	Centrale Photovoltaique Le Barou	100.00%		France	France
	Centrale Solaire 2	100.00%		France	United States
	Centrale Solaire Autoprod	100.00%		France	France
	Centrale Solaire Base 112	100.00%		France	France
	Centrale Solaire Betheniville	51.12%	E	France	France
	Centrale Solaire Briffaut	100.00%		France	France
	Centrale Solaire Centre Ouest 2	100.00%		France	France
	Centrale Solaire Cet De Hesse	100.00%		France	France
	Centrale Solaire Chemin De Melette	100.00%		France	France
	Centrale Solaire Couloumine	100.00%		France	France
	Centrale Solaire De Cazedarnes	75.00%		France	France
	Centrale Solaire de la Med	100.00%		France	France
	Centrale Solaire Dom	100.00%		France	France
	Centrale Solaire Du Centre Ouest	100.00%		France	France
	Centrale Solaire Du Lavoir	60.00%		France	France
	Centrale Solaire Du Pla De La Roque	100.00%		France	France
	Centrale Solaire Estarac	35.00%	E	France	France
	Centrale Solaire Felix	100.00%		France	France
	Centrale Solaire Ficon	100.00%		France	France
	Centrale Solaire Forum Laudun	100.00%		France	France
	Centrale Solaire Fremy	100.00%		France	France
	Centrale Solaire Gardanne	100.00%		France	France
	Centrale Solaire Gigognan	51.49%	E	France	France
	Centrale Solaire Guinots	100.00%		France	France
	Centrale Solaire Heliovale	59.63%	E	France	France
	Centrale Solaire La Metairie	100.00%		France	France
	Centrale Solaire La Potence	100.00%		France	France
	Centrale Solaire La Sauteirane	100.00%		France	France
	Centrale Solaire La Tastere	100.00%		France	France
	Centrale Solaire Le Castellet	100.00%		France	France
	Centrale Solaire Le Cres	51.49%	E	France	France
	Centrale Solaire Les Ancizes	100.00%		France	France
	Centrale Solaire Les Aspres	100.00%		France	France
	Centrale Solaire Les Canebieres	100.00%		France	France
	Centrale Solaire Les Cordeliers	83.98%		France	France
	Centrale Solaire Les Cordeliers 2	100.00%		France	France
	Centrale Solaire Les Galliennes	100.00%		France	France
	Centrale Solaire Les Melettes	100.00%		France	France
	Centrale Solaire Lodes	100.00%		France	France
	Centrale Solaire Lyreco	100.00%		France	France
	Centrale Solaire Manosque Ombriere	100.00%		France	France
	Centrale Solaire Mazeran Lr	100.00%		France	France
	Centrale Solaire Mazeran Paca	100.00%		France	France
	Centrale Solaire Olinoca	10.00%	E	France	France
	Centrale Solaire Ombrieres Cap Agathois	83.98%		France	France
	Centrale Solaire Ombrieres De Blyes	100.00%		France	France
	Centrale Solaire Ombrieres De Boujan	100.00%		France	France
	Centrale Solaire Ombrieres P5	100.00%		France	France
	Centrale Solaire Pezenas	100.00%		France	France
	Centrale Solaire Piennes	100.00%		France	France
	Centrale Solaire Plateau De Pouls	51.00%		France	France
	Centrale Solaire Pont Sur Sambre	100.00%		France	France
	Centrale Solaire Quadrao	100.00%		France	France
	Centrale Solaire Sableyes	51.49%	E	France	France
	Centrale Solaire SPW2	100.00%		France	France
	Centrale Solaire Supdevenergie	100.00%		France	France
	Centrale Solaire Toiture Josse	100.00%		France	France
	Centrale Solaire Valorbi	100.00%		France	France
	Centrale Solaire Viguier	100.00%		France	France
	Centrale Solaire Zabo	100.00%		France	France
	Centrale Solaire Zabo 2	100.00%		France	France
	Co Biogaz	26.00%	E	France	France
	Cogenra Solar, Inc.	46.74%		United States	United States
	Colón LNG Marketing S. de R. L.	50.00%	E	Panama	Panama
	Cote d'Ivoire GNL	34.00%	E	Côte d'Ivoire	Côte d'Ivoire
	DAJA 148	100.00%		France	France
	DAJA 154	100.00%		France	France
	DAJA 160	100.00%		France	France
	Dongfang Huansheng Photovoltaic (Jiangsu) Company Limited	9.35%	E	China	United States
	Electricite Solaire De Molleges	100.00%		France	France
	Eole Balaze 2	65.00%	E	France	France
	Eole Balaze S.A.R.L.	66.75%	E	France	France
	Eole Boin	100.00%		France	France
	Eole Broceliande	51.00%		France	France
	Eole Champagne Conlinoise	100.00%		France	France
	Eole Cote Du Moulin	100.00%		France	France
	Eole Desirade 4	66.67%	E	France	France
	Eole Du Bocage	51.00%		France	France
	Eole Fonds Caraibes	100.00%		France	France
	Eole Grand Maison	100.00%		France	France
	Eole La Montagne	87.60%		France	France
	Eole La Motelle	66.67%	E	France	France
	Eole La Perriere S.A.R.L.	100.00%		France	France
	Eole Les Buissons	100.00%		France	France
	Eole Les Patoures	51.00%		France	France
	Eole Maxent	66.75%	E	France	France
	Eole Morne Carriere	100.00%		France	France
	Eole Morne Constant	100.00%		France	France
	Eole Moulin Tizon	100.00%		France	France
	Eole Petit Fougeray	51.00%		France	France
	Eole Petite Place	53.45%	E	France	France
	Eole Pierrefitte Es Bois	100.00%		France	France
	Eole Saint-Jean Lachalm	100.00%		France	France
	Eole Sorbon II	100.00%		France	France
	Eole Sorbon S.A.R.L.	100.00%		France	France
	Eole Yate	100.00%		France	France
	Eoliennes Arques 1	100.00%		France	France
	Eoliennes Arques 2	100.00%		France	France
	Eoliennes Arques 3	100.00%		France	France
	Eoliennes De La Chaussee Brunehaut	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 1	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 2	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 3	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 4	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 5	51.00%		France	France
	Eoliennes De L'Ourcq Et Du Clignon	51.00%		France	France
	Eoliennes Du Champ Chardon	100.00%		France	France
	Eoloue	17.34%	E	France	France
	Fast Jung KB	99.34%		Sweden	Sweden
	Finansol 1	100.00%		France	France
	Finansol 2	100.00%		France	France
	Finansol 3	100.00%		France	France
	Fosmax LNG	27.50%	E	France	France
	Frieman & Wolf Batterietechnick GmbH	99.34%		Germany	Germany
	Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
	GFS I Class B Member, LLC	46.74%		United States	United States
	Gfs I Holding Company, LLC	46.74%		United States	United States
	Glaciere De Palisse	100.00%		France	France
	Global Energy Armateur SNC	100.00%		France	France
	Global LNG Armateur S.A.S.	100.00%		France	France
	Global LNG Downstream S.A.S.	100.00%		France	France
	Global LNG North America Corporation	100.00%		United States	United States
	Global LNG S.A.S.	100.00%		France	France
	Global LNG Supply S.A.	100.00%		France	France
	Global LNG UK Limited	100.00%		United Kingdom	United Kingdom
	Go Electric	100.00%		United States	United States
	Golden Fields Solar I, LLC	46.74%		United States	United States
	Goodfellow Solar Construction, LLC	46.74%		United States	United States
	Goodfellow Solar II, LLC	46.74%		United States	United States
	Goodfellow Solar III, LLC	46.74%		United States	United States
	Greenflex Actirent Group, S.L.	100.00%		Spain	Spain
	Greenflex S.A.S.	100.00%		France	France
	Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
	Helio 100 Kw	100.00%		France	France
	Helio 21	100.00%		France	France
	Helio 974 Toitures	100.00%		France	France
	Helio Bakia	100.00%		France	France
	Helio Beziers	65.53%	E	France	France
	Helio Boulouparis	100.00%		France	France
	Helio Boulouparis 2	100.00%		France	France
	Helio Florensac	65.35%	E	France	France
	Helio Fonds Caraibes	100.00%		France	France
	Helio Koumac	100.00%		France	France
	Helio La Perriere	66.67%	E	France	France
	Helio Logistique	65.09%	E	France	France
	Helio L'R	100.00%		France	France
	Helio Moindah	100.00%		France	France
	Helio Orange	65.06%	E	France	France
	Helio Piin Patch	100.00%		France	France
	Helio Popidery	100.00%		France	France
	Helio Reunion	100.00%		France	France
	Helio Tamoa	100.00%		France	France
	Helio Temala	100.00%		France	France
	Helix Project III, LLC	46.74%		United States	United States
	Helix Project V, LLC	46.74%		United States	United States
	HETTY	100.00%		France	France
	Holding Eole 2018	100.00%		France	France
	Holding Otev	100.00%		France	France
	Holding Pdr	100.00%		France	France
	Huaxia CPV (Inner Mongolia) Power Corporation, Limited	11.68%	E	China	United States
	Hydro Tinee	50.00%	E	France	France
	Hydro-M Ingenierie Des Energies Renouvelables	100.00%		France	France
	Hydromons	100.00%		France	France
	Ichthys LNG PTY Limited	26.00%	E	Australia	Australia
	Institut Photovoltaique D'Ile De France (IPVF)	43.00%		France	France
	Ise Total Nanao Power Plant G.K.	50.00%	E	Japan	Japan
	JDA Overseas Holdings, LLC	46.74%		United States	United States
	Jingdan New Energy investment (Shanghai) Co. Ltd	50.00%	E	China	China
	Jmb Hydro S.A.R.L.	100.00%		France	France
	Jmb Solar	100.00%		France	France
	Jmb Solar Nogara	100.00%		France	France
	Jmcp	50.05%		France	France
	Kozani Energy Anonymi Energeiaki Etaireia distinctive title Kozani Energy S.A.	46.74%		Greece	Greece
	Kozani Energy Malta Limited	46.74%		Malta	Malta
	LA Basin Solar I, LLC	46.74%		United States	United States
	La Compagnie Electrique de Bretagne	100.00%		France	France
	La Metairie Neuve	25.00%	E	France	France
	La Seauve	95.01%		France	France
	Lampiris S.A.	100.00%		Belgium	Belgium
	Lemoore Stratford Land Holdings IV, LLC	46.74%		United States	United States
	Les Eoliennes De Conquereuil	100.00%		France	France
	Les Moulins A Vent De Kermadeen	51.00%		France	France
	Les Vents De Nivillac	100.00%		France	France
	Les Vents De Ranes	100.00%		France	France
	Libcom	100.00%		France	France
	Libwatt	100.00%		France	France
	Lincoln Solar Star, LLC	46.74%		United States	United States
	Margeriaz Energie	100.00%		France	France
	Marysville Unified School District Solar, LLC	46.74%		United States	United States
	Maxeon Solar Technologies, Pte. Ltd.	46.74%		Singapore	United States
	Messigaz SNC	100.00%		France	France
	Methanergy	100.00%		France	France
	Missiles & Space Batteries Limited	49.67%	E	United Kingdom	United Kingdom
	Miyagi Osato Solar Park G.K.	90.00%		Japan	Japan
	Miyako Kuzakai Solarpark G.K.	50.00%	E	Japan	Japan
	Mojave Solar Investment, LLC	46.74%		United States	United States
	Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
	National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	NEM Solar Targetco, LLC	46.74%		United States	United States
	Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
	NorthStar Energy Management, LLC	46.74%		United States	United States
	Northstar Santa Clara County 2016, LLC	46.74%		United States	United States
	Nouvelle Centrale Eolienne de Lastours	50.00%	E	France	France
	Nouvelle Entreprise D'Energie Solaire	51.00%	E	France	France
	Nyk Armateur S.A.S.	50.00%	E	France	France
	Oman LNG, LLC	5.54%	E	Oman	Oman
	Ombrieres Te Vendres	100.00%		France	France
	Parc Des Hauts Vents	66.75%	E	France	France
	Parc Eolien De Nesle La Reposte	100.00%		France	France
	Parc Eolien Nordex III	50.00%	E	France	France
	Parc Eolien Nordex XXIX	50.00%	E	France	France
	Parc Eolien Nordex XXX	50.00%	E	France	France
	Parc Solaire De Servian	100.00%		France	France
	Parc Solaire De Servian 2	100.00%		France	France
	Partrederiet Bw Gas Global LNG	49.00%	E	Norway	Norway
	Perpetual Sunhine Solar Program I, LLC	46.74%		United States	United States
	Perpetual Sunshine I, LLC	46.74%		United States	United States
	Photovoltaic Park Malta Limited	46.74%		Malta	United States
	Photovoltaica Parka Veroia Anonymi Etaireia	46.74%		Greece	Greece
	Pos	100.00%		France	France
	Pos Production Ii	60.00%		France	France
	Pos Production Iii	70.00%		France	France
	Pos Production Iv	70.00%		France	France
	Pos Production V	70.00%		France	France
	PV Salvador SPA	20.00%	E	Chile	Chile
	Qatar Liquefied Gas Company Limited	10.00%	E	Qatar	Qatar
	Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
	Quadran Caraibes	100.00%		France	France
	Quadran Holding Nc	100.00%		France	France
	Quadran Nogara	100.00%		France	France
	Quadran Pacific	100.00%		France	France
	Quadrelio	100.00%		France	France
	Quadrica	51.00%	E	France	France
	Roquefort Solar	51.00%	E	France	France
	Rosamond Raven Holdings, LLC	46.74%		United States	United States
	Saft (Zhuhai FTZ) Batteries Company Limited	99.34%		China	China
	Saft (Zhuhai) Energy Storage Co	100.00%		China	China
	Saft AB	99.34%		Sweden	Sweden
	Saft Acquisition S.A.S.	99.34%		France	France
	Saft America Inc.	99.34%		United States	United States
	Saft AS	99.34%		Norway	Norway
	Saft Australia PTY Limited	99.34%		Australia	Australia
	Saft Batterias SL	99.34%		Spain	Spain
	Saft Batterie Italia S.R.L.	99.34%		Italy	Italy
	Saft Batterien GmbH	99.34%		Germany	Germany
	Saft Batteries Pte Limited	99.34%		Singapore	Singapore
	Saft Batteries PTY Limited	99.34%		Australia	Australia
	Saft Batterijen B.V.	99.34%		Netherlands	Netherlands
	Saft Do Brasil Ltda	99.34%		Brazil	Brazil
	Saft Ferak AS	99.34%		Czech Republic	Czech Republic
	Saft Finance S.A.R.L.	99.34%		Luxembourg	Luxembourg
	Saft Groupe S.A.	99.34%		France	France
	Saft Hong Kong Limited	99.34%		Hong Kong	Hong Kong
	Saft India Private Limited	99.34%		India	India
	Saft Japan KK	99.34%		Japan	Japan
	Saft Limited	99.34%		United Kingdom	United Kingdom
	Saft LLC	99.34%		Russia	Russia
	Saft Nife ME Limited	99.34%		Cyprus	Cyprus
	Saft S.A.S.	99.34%		France	France
	SGS Antelope Valley Development, LLC	46.74%		United States	United States
	Sgula (East) Green Energies Limited	46.74%		Israel	United States
	Shams Power Company PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
	Smalt Energie	100.00%		France	France
	Societe Champenoise d'Energie	16.00%	E	France	France
	Societe d'exploitation de centrales photovoltaiques 1	27.65%		France	France
	Societe Economie Mixte Production Energetique Renouvelable	35.92%	E	France	France
	Solaire Grand Sud	100.00%		France	France
	Solaire Libron	100.00%		France	France
	Solaire Villon	51.60%	E	France	France
	Solar Carport NJ, LLC	46.74%		United States	United States
	Solar Energies	65.00%	E	France	France
	Solar Mimizan	100.00%		France	France
	Solar Sail Commercial Holdings, LLC	46.74%		United States	United States
	Solar Sail Holdings, LLC	46.74%		United States	United States
	Solar Sail, LLC	46.74%		United States	United States
	Solar Star Always Low Prices Ct, LLC	46.74%		United States	United States
	Solar Star Always Low Prices Hi, LLC	46.74%		United States	United States
	Solar Star Always Low Prices Il, LLC	46.74%		United States	United States
	Solar Star Always Low Prices Ma, LLC	46.74%		United States	United States
	Solar Star Arizona HMR-I, LLC	46.74%		United States	United States
	Solar Star Arizona II, LLC	46.74%		United States	United States
	Solar Star Arizona VII, LLC	46.74%		United States	United States
	Solar Star Bay City 2, LLC	46.74%		United States	United States
	Solar Star California I, LLC	46.74%		United States	United States
	Solar Star California IV, LLC	46.74%		United States	United States
	Solar Star California LXXV, LLC	46.74%		United States	United States
	Solar Star California LXXVI, LLC	46.74%		United States	United States
	Solar Star California XXXV, LLC	46.74%		United States	United States
	Solar Star California XXXVI, LLC	46.74%		United States	United States
	Solar Star California XXXVIII, LLC	46.74%		United States	United States
	Solar Star Co Co 1, LC	46.74%		United States	United States
	Solar Star Coastal Pirate, LLC	46.74%		United States	United States
	Solar Star Colorado II, LLC	46.74%		United States	United States
	Solar Star Cougars, LLC	46.74%		United States	United States
	Solar Star HD Connecticut, LLC	46.74%		United States	United States
	Solar Star HD Maryland, LLC	46.74%		United States	United States
	Solar Star HD New Jersey, LLC	46.74%		United States	United States
	Solar Star HD New York, LLC	46.74%		United States	United States
	Solar Star Healthy 1, LLC	46.74%		United States	United States
	Solar Star Healthy Lake, LLC	46.74%		United States	United States
	Solar Star IL – TFS, LLC	46.74%		United States	United States
	Solar Star Irwd Baker, LLC	46.74%		United States	United States
	Solar Star Kale 1, LLC	46.74%		United States	United States
	Solar Star Kale 2	46.74%		United States	United States
	Solar Star Khsd, LLC	46.74%		United States	United States
	Solar Star LCR Culver City, LLC	46.74%		United States	United States
	Solar Star LCR Irvine, LLC	46.74%		United States	United States
	Solar Star LCR LA 1, LLC	46.74%		United States	United States
	Solar Star LCR LA 2, LLC	46.74%		United States	United States
	Solar Star LCR Split 1, LLC	46.74%		United States	United States
	Solar Star LCR Split 2, LLC	46.74%		United States	United States
	Solar Star MA - Tewksbury, LLC	46.74%		United States	United States
	Solar Star Massachusetts II, LLC	46.74%		United States	United States
	Solar Star Massachusetts III, LLC	46.74%		United States	United States
	Solar Star Maxx 1, LLC	46.74%		United States	United States
	Solar Star Northwestern University, LLC	46.74%		United States	United States
	Solar Star Parent CRC Kern Front, LLC	46.74%		United States	United States
	Solar Star Parent CRC Mt. Poso, LLC	46.74%		United States	United States
	Solar Star Parent CRC North Shafter, LLC	46.74%		United States	United States
	Solar Star Parent CRC Pier A West, LLC	46.74%		United States	United States
	Solar Star Parent CRC Yowlumne 1 North, LLC	46.74%		United States	United States
	Solar Star Parent CRC Yowlumne 2 South, LLC	46.74%		United States	United States
	Solar Star Prairie Holding, LLC	46.74%		United States	United States
	Solar Star Prime 2, LLC	46.74%		United States	United States
	Solar Star Prime 3, LLC	46.74%		United States	United States
	Solar Star Prime 4, LLC	46.74%		United States	United States
	Solar Star Rancho CWD I, LLC	46.74%		United States	United States
	Solar Star River, LLC	46.74%		United States	United States
	Solar Star Track, LLC	46.74%		United States	United States
	Solar Star Urbana Landfill Central, LLC	46.74%		United States	United States
	Solar Star Urbana Landfill East, LLC	46.74%		United States	United States
	Solar Star Urbana Landfill West, LLC	46.74%		United States	United States
	Solar Star Wildcats, LLC	46.74%		United States	United States
	Solar Star Woodlands St Cr, LLC	46.74%		United States	United States
	SolarBridge Technologies Inc.	46.74%		United States	United States
	Solarstar Billerica I, LLC	46.74%		United States	United States
	Solarstar Ma I, LLC	46.74%		United States	United States
	Solarstar Prime I, LLC	46.74%		United States	United States
	SolarStorage Fund A, LLC	46.74%		United States	United States
	SolarStorage Fund B, LLC	46.74%		United States	United States
	SolarStorage Fund C, LLC	46.74%		United States	United States
	Sophye Lacmort	50.00%	E	France	France
	South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
	SPML Land Inc.	46.74%		Philippines	Philippines
	SPWR SS 1, LLC	46.74%		United States	United States
	SPWR SunStrong Holdings, LLC	46.74%		United States	United States
	SREC NE II Holdings, LLC	46.74%		United States	United States
	SREC NE II, LLC	46.74%		United States	United States
	SSCA XLI Holding Company, LLC	46.74%		United States	United States
	SunPower AssetCo, LLC	46.74%		United States	United States
	SunPower Bermuda Holdings	46.74%		Bermuda	Bermuda
	SunPower Bobcat Solar, LLC	46.74%		United States	United States
	SunPower Capital Services, LLC	46.74%		United States	United States
	SunPower Capital, LLC	46.74%		United States	United States
	SunPower Commercial FTB Construction, LLC	46.74%		United States	United States
	SunPower Commercial Holding Company FTB SLB Parent, LLC	46.74%		United States	United States
	SunPower Commercial Holding Company FTB SLB, LLC	46.74%		United States	United States
	Sunpower Commercial St Revolver, LLC	46.74%		United States	United States
	SunPower Corp Israel Limited	46.74%		Israel	Israel
	SunPower Corporation	46.74%		United States	United States
	SunPower Corporation (Switzerland) S.A.R.L.	46.74%		Switzerland	Switzerland
	SunPower Corporation Australia PTY Limited	46.74%		Australia	Australia
	SunPower Corporation Limited	46.74%		Hong Kong	United States
	SunPower Corporation Mexico, S. de R.L. de C.V.	46.74%		Mexico	Mexico
	SunPower Corporation Southern Africa (PTY) Limited	46.74%		South Africa	France
	SunPower Corporation SPA	46.74%		Chile	Chile
	SunPower Corporation UK Limited	46.74%		United Kingdom	United Kingdom
	SunPower Corporation, Systems	46.74%		United States	United States
	SunPower DevCo, LLC	46.74%		United States	United States
	SunPower Energia SPA	46.74%		Chile	Chile
	SunPower Energy Corporation Limited	46.74%		Hong Kong	United States
	SunPower Energy Solutions France S.A.S.	46.74%		France	France
	SunPower Energy Systems Canada Corporation	46.74%		Canada	Canada
	SunPower Energy Systems Korea	46.74%		South Korea	South Korea
	SunPower Energy Systems Singapore PTE Limited	46.74%		Singapore	Singapore
	SunPower Energy Systems Southern Africa (PTY) Limited	46.74%		South Africa	South Africa
	SunPower Energy Systems Spain, SL	46.74%		Spain	Spain
	SunPower Equity Holdings, LLC	46.74%		United States	United States
	SunPower Foundation	46.74%		United States	United States
	SunPower GmbH	46.74%		Germany	Germany
	SunPower Helix I, LLC	46.74%		United States	United States
	SunPower HoldCo, LLC	46.74%		United States	United States
	SunPower Italia S.R.L.	46.74%		Italy	Italy
	SunPower Japan KK	46.74%		Japan	Japan
	SunPower Malaysia Manufacturing Sdn. Bhd.	46.74%		Malaysia	Malaysia
	SunPower Malta Limited	46.74%		Malta	Malta
	SunPower Manufacturing (PTY) Limited	46.74%		South Africa	South Africa
	SunPower Manufacturing Corporation Limited	46.74%		Hong Kong	United States
	SunPower Manufacturing de Vernejoul	46.74%		France	France
	SunPower Manufacturing Oregon, LLC	46.74%		United States	United States
	SunPower Muhendislik Insaat Enerji Üretim ve Ticaret A.S	46.74%		Turkey	Turkey
	SunPower Nanao Parent, LLC	46.74%		United States	United States
	SunPower Netherlands B.V.	46.74%		Netherlands	Netherlands
	SunPower North America, LLC	46.74%		United States	United States
	SunPower NY CDG 1,LLC	46.74%		United States	United States
	SunPower Osato Parent, LLC	46.74%		United States	United States
	SunPower Philippines Limited - Regional Operating Headquarters	46.74%		Cayman Islands	Cayman Islands
	SunPower Philippines Manufacturing Limited	46.74%		Cayman Islands	Cayman Islands
	SunPower Revolver HoldCo I Parent, LLC	46.74%		United States	United States
	SunPower Revolver HoldCo I, LLC	46.74%		United States	United States
	SunPower Solar Energy Technology (Tianjin) Corporation, Limited	46.74%		China	United States
	SunPower Solar India Private Limited	46.74%		India	India
	SunPower Solar Malaysia Sdn. Bhd.	46.74%		Malaysia	Malaysia
	SunPower Systems Belgium SPRL	46.74%		Belgium	Belgium
	SunPower Systems International Limited	46.74%		Hong Kong	United States
	SunPower Systems Mexico S. de R.L. de C.V.	46.74%		Mexico	Mexico
	SunPower Systems S.A.R.L.	46.74%		Switzerland	Switzerland
	SunPower Technologies France S.A.S.	46.74%		France	France
	Sunpower Technologies, Inc.	46.74%		United States	United States
	SunPower Technology Limited	46.74%		Cayman Islands	Cayman Islands
	SunStrong Capital Acquisition 3, LLC	46.74%		United States	United States
	Sunstrong Capital Holdings, LLC	23.84%	E	United States	United States
	SunStrong Partners, LLC	14.83%	E	United States	United States
	Sunzil	50.00%	E	France	France
	Sunzil Caraibes	50.00%	E	France	France
	Sunzil Mayotte S.A.S.	50.00%	E	France	France
	Sunzil Ocean Indien	50.00%	E	France	France
	Sunzil Pacific	50.00%	E	France	France
	Sunzil Polynesie	50.00%	E	France	France
	Sunzil Polynesie Services	50.00%	E	France	France
	Sunzil Services Caraibes	50.00%	E	France	France
	Sunzil Services Ocean Indien	50.00%	E	France	France
	Swingletree Operations, LLC	46.74%		United States	United States
	Tadiran Batteries GmbH	99.34%		Germany	Germany
	Tadiran Batteries Limited	99.34%		Israel	Israel
	Temasol	46.74%		Morocco	Morocco
	Tenesol SPV 1	100.00%		France	France
	Tenesol Venezuela	46.74%		Venezuela	Venezuela
	Thezan Solar	100.00%		France	France
	Tianneng Saft Energy Joint Stock Company	40.00%	E	China	China
	Toitures Capiscol	100.00%		France	France
	Total Carbon Neutrality Ventures Europe	100.00%		France	France
	Total Carbon Neutrality Ventures International	100.00%		France	France
	Total Direct Energie Centrale Electrique Bayet	100.00%		France	France
	Total Direct Energie centrale Electrique Marchienne au Pont	100.00%		Belgium	Belgium
	Total Direct Energie Belgium	100.00%		Belgium	Belgium
	Total Direct Energie Centrale Electrique de Toul	100.00%		France	France
	Total Direct Energie Concessions	100.00%		France	France
	Total Direct Energie Generation	100.00%		France	France
	Total Direct Energie Hambregie	100.00%		France	France
	Total Direct Energie S.A.	100.00%		France	France
	Total Direct Energie Services	100.00%		Belgium	Belgium
	Total Direct Energie Yfregie	100.00%		France	France
	Total Direct Energies Centrale Electrique de Pont Sur Sambres	100.00%		France	France
	Total E&P Australia	100.00%		France	Australia
	Total E&P Australia Exploration PTY Limited	100.00%		Australia	Australia
	Total E&P Australia II	100.00%		France	Australia
	Total E&P Australia III	100.00%		France	Australia
	Total E&P Barnett Usa (75)	100.00%		United States	United States
	Total E&P Holding Ichthys	100.00%		France	France
	Total E&P Holdings Australia PTY Limited	100.00%		Australia	Australia
	Total E&P Ichthys B.V.	100.00%		Netherlands	Australia
	Total E&P Indonesia Mentawai B.V.	100.00%		Netherlands	Indonesia
	Total E&P Indonesie	100.00%		France	Indonesia
	Total E&P Mauritius Holding Limited	100.00%		Mauritius Island	Mozambique
	Total E&P Mozambique Area 1, Limitada	100.00%		Mozambique	Mozambique
	Total E&P Oman Dev. B.V	100.00%		Netherlands	Oman
	Total E&P PNG 2 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG 5 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG Limited	100.00%		Papua New Guinea	Papua New Guinea
	Total E&P Salmanov	100.00%		France	Russia
	Total E&P Sebuku	100.00%		France	Indonesia
	Total E&P Yamal	100.00%		France	France
	Total Energie Do Brasil	46.74%		Brazil	Brazil
	Total Energie Gas GmbH	100.00%		Germany	Germany
	Total Energy Investments Tianjin	100.00%		China	China
	Total Energy Services	100.00%		France	France
	Total Energy Ventures Emerging Markets	100.00%		France	France
	Total Eren (d)	29.60%	E	France	France
	Total Eren Holding	33.86%	E	France	France
	Total Gas & Power Actifs Industriels	100.00%		France	France
	Total Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
	Total Gas & Power Brazil	100.00%		France	France
	Total Gas & Power Chartering Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power North America Inc.	100.00%		United States	United States
	Total Gas & Power Services Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Thailand	100.00%		France	France
	Total Gas and Power Limited, London, Meyrin - Geneva Branch	100.00%		Switzerland	Switzerland
	Total Gas Pipeline USA Inc.	100.00%		United States	United States
	Total Gas Y Electricidad Argentina S.A.	100.00%		Argentina	Argentina
	Total Gasandes	100.00%		France	France
	Total Gaz Electricite Holdings France	100.00%		France	France
	Total GLNG Australia	100.00%		France	Australia
	Total GLNG Australia Holdings	100.00%		France	Australia
	Total Investment Management Tianjin	100.00%		China	China
	Total LNG Angola	100.00%		France	France
	Total Midstream Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Ventures USA, Inc.	100.00%		United States	United States
	Total Quadran	100.00%		France	France
	Total Renewables	100.00%		France	France
	Total Solar Intl	100.00%		France	France
	Total Solar Latin America SPA	100.00%		Chile	Chile
	Total SunPower Energia S.A.	46.74%		Chile	Chile
	Total Tengah	100.00%		France	Indonesia
	Total Tractebel Emirates O & M Company	50.00%	E	France	United Arab Emirates
	Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
	Total USA International, LLC	100.00%		United States	Mozambique
	Total Yemen LNG Company Limited	100.00%		Bermuda	Yemen
	Transportadora de Gas del Mercosur S.A.	32.68%	E	Argentina	Argentina
	TSGF SpA	50.00%	E	Chile	Chile
	Tugboat Commercial Pledgor, LLC	46.74%		United States	United States
	Valorene	66.00%		France	France
	Vega Solar 1 S.A.P.I. de C.V.	46.74%		Mexico	United States
	Vega Solar 2 S.A.P.I. de C.V.	46.74%		Mexico	United States
	Vega Solar 3 S.A.P.I. de C.V.	46.74%		Mexico	United States
	Vent De Thierache 01	51.00%		France	France
	Vent De Thierache 02	51.00%		France	France
	Vent De Thierache 03	100.00%		France	France
	Vents D'Oc Centrale D'Energie Renouvelable 18	100.00%		France	France
	Vents D'Oc Energies Renouvelables	100.00%		France	France
	Vertigo	25.00%	E	France	France
	Watt Prox	100.00%		France	France
	Winergy	100.00%		France	France
	Yamal LNG (b)	29.73%	E	Russia	Russia
	Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen
	Zeeland Solar B.V.	100.00%		Netherlands	Netherlands

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	Appryl S.N.C	50.00%		France	France
	Atlantic Trading and Marketing Financial Inc.	100.00%		United States	United States
	Atlantic Trading and Marketing Inc.	100.00%		United States	United States
	Balzatex S.A.S.	100.00%		France	France
	Barry Controls Aerospace S.N.C.	100.00%		France	France
	BASF Total Petrochemicals LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Bayport Polymers LLC	50.00%	E	United States	United States
	Borrachas Portalegre Ltda	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	Buckeye Products Pileline LP	14.66%	E	United States	United States
	Catelsa-Caceres S.A.U.	100.00%		Spain	Spain
	Cie Tunisienne du Caoutchouc S.A.R.L.	100.00%		Tunisia	Tunisia
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Limited	100.00%		China	Hong Kong
	Cray Valley Italia S.R.L.	100.00%		Italy	Italy
	Cray Valley S.A.	100.00%		France	France
	CSSA - Chartering and Shipping Services S.A.	100.00%		Switzerland	Country for Shipping
	Espa S.A.R.L.	100.00%		France	France
	Ethylene Est	99.98%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	Fina Pipeline Co	100.00%		United States	United States
	FINA Technology, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Company, Limited	100.00%		China	China
	Gasket International S.R.L.	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Gulf Coast Pipeline LP	14.66%	E	United States	United States
	Hanwha Total Petrochemical Co. Limited	50.00%	E	South Korea	South Korea
	HBA Hutchinson Brasil Automotive Ltda	100.00%		Brazil	Brazil
	Hutchinson (UK) Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson (Wuhan) Automotive Rubber Products Company Limited	100.00%		China	China
	Hutchinson Aeronautique & Industrie Limited	100.00%		Canada	Canada
	Hutchinson Aeroservices S.A.S.	100.00%		France	France
	Hutchinson Aerospace & Industry Inc.	100.00%		United States	United States
	Hutchinson Aerospace GmbH	100.00%		Germany	Germany
	Hutchinson Aftermarket USA Inc.	100.00%		United States	United States
	Hutchinson Antivibration Systems Inc.	100.00%		United States	United States
	Hutchinson Automotive Systems Company, Limited	100.00%		China	China
	Hutchinson Autopartes Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Borrachas de Portugal Ltda	100.00%		Portugal	Portugal
	Hutchinson Corporation	100.00%		United States	United States
	Hutchinson d.o.o Ruma	100.00%		Serbia	Serbia
	Hutchinson Do Brasil S.A.	100.00%		Brazil	Brazil
	Hutchinson Fluid Management Systems Inc.	100.00%		United States	United States
	Hutchinson GmbH	100.00%		Germany	Germany
	Hutchinson Holding GmbH	100.00%		Germany	Germany
	Hutchinson Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson Iberia S.A.	100.00%		Spain	Spain
	Hutchinson Industrial Rubber Products (Suzhou) Company, Limited	100.00%		China	China
	Hutchinson Industrias Del Caucho SAU	100.00%		Spain	Spain
	Hutchinson Industries Inc.	100.00%		United States	United States
	Hutchinson Japan Company Limited	100.00%		Japan	Japan
	Hutchinson Korea Limited	100.00%		South Korea	South Korea
	Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
	Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
	Hutchinson Polymers S.N.C.	100.00%		France	France
	Hutchinson Porto	100.00%		Portugal	Portugal
	Hutchinson Precision Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson Research & Innovation Singapore PTE. Limited	100.00%		Singapore	Singapore
	Hutchinson Rubber Products Private Limited Inde	100.00%		France	India
	Hutchinson S.A.	100.00%		France	France
	Hutchinson S.N.C.	100.00%		France	France
	Hutchinson S.R.L. (Italie)	100.00%		Italy	Italy
	Hutchinson S.R.L. (Roumanie)	100.00%		Romania	Romania
	Hutchinson Sales Corporation	100.00%		United States	United States
	Hutchinson Seal De Mexico S.A. de CV.	100.00%		Mexico	Mexico
	Hutchinson Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson SRO	100.00%		Czech Republic	Czech Republic
	Hutchinson Stop - Choc GmbH & CO. KG	100.00%		Germany	Germany
	Hutchinson Suisse S.A.	100.00%		Switzerland	Switzerland
	Hutchinson Transferencia de Fluidos S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
	Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
	Industrias Tecnicas De La Espuma SL	100.00%		Spain	Spain
	Industrielle Desmarquoy S.N.C.	100.00%		France	France
	Jehier S.A.S.	99.89%		France	France
	Joint Precision Rubber	100.00%		France	France
	KTN Kunststofftechnik Nobitz GmbH	100.00%		Germany	Germany
	Laffan Refinery Company Limited	10.00%	E	Qatar	Qatar
	Laffan Refinery Company Limited 2	10.00%	E	Qatar	Qatar
	LaPorte Pipeline Company LP	20.16%	E	United States	United States
	LaPorte Pipeline GP LLC	19.96%	E	United States	United States
	Le Joint Francais S.N.C.	100.00%		France	France
	Legacy Site Services Funding Inc.	100.00%		United States	United States
	Legacy Site Services LLC	100.00%		United States	United States
	Les Stratifies S.A.S.	100.00%		France	France
	Lone Wolf Land Company	100.00%		United States	United States
	Machen Land Limited	100.00%		United Kingdom	United Kingdom
	Mide Technology Corporation	100.00%		United States	United States
	Naphtachimie	50.00%		France	France
	Novogy, Inc.	100.00%		United States	United States
	Olutex Oberlausitzer Luftfahrttextilien GmbH	100.00%		Germany	Germany
	Pamargan (Malta) Products Limited	100.00%		Malta	Malta
	Pamargan Products Limited	100.00%		United Kingdom	United Kingdom
	Paulstra S.N.C.	100.00%		France	France
	Paulstra Silentbloc S.A.	100.00%		Belgium	Belgium
	PFW Aerospace GmbH	100.00%		Germany	Germany
	PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi	100.00%		Turkey	Turkey
	PFW Uk Machining Ltd.	100.00%		United Kingdom	United Kingdom
	Polyblend GmbH	68.00%		Germany	Germany
	Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
	Qatofin Company Limited	49.09%	E	Qatar	Qatar
	Resilium	100.00%		Belgium	Belgium
	Retia	100.00%		France	France
	Retia USA LLC	100.00%		United States	United States
	San Jacinto Rail Limited	17.00%	E	United States	United States
	Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
	SigmaKalon Group B.V.	100.00%		Netherlands	Netherlands
	Societe Bearnaise De Gestion Industrielle	100.00%		France	France
	Societe du Pipeline Sud-Europeen	35.14%	E	France	France
	SPA Sonatrach Total Entreprise de Polymères	49.00%	E	Algeria	Algeria
	Stillman Seal Corporation	100.00%		United States	United States
	Stop-Choc (UK) Limited	100.00%		United Kingdom	United Kingdom
	Techlam S.A.S.	100.00%		France	France
	Thermal Control Systems Automotive Sasu	60.00%		France	France
	Total Activites Maritimes	100.00%		France	France
	Total Atlantic Trading Mexico SA De CV	100.00%		Mexico	Mexico
	Total Corbion PLA B.V.	50.00%	E	Netherlands	Netherlands
	Total Country Services Belgium	100.00%		Belgium	Belgium
	Total Deutschland GmbH (e)	100.00%		Germany	Germany
	Total Downstream UK PLC	100.00%		United Kingdom	United Kingdom
	Total Energy Marketing A/S	100.00%		Denmark	Denmark
	Total European Trading	100.00%		France	France
	Total Laffan Refinery	100.00%		France	France
	Total Laffan Refinery II B.V.	100.00%		Netherlands	Netherlands
	Total Lindsey Oil Refinery Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies USA, Inc.	100.00%		United States	United States
	Total Olefins Antwerp	100.00%		Belgium	Belgium
	Total Opslag En Pijpleiding Nederland NV	55.00%		Netherlands	Netherlands
	Total PAR LLC	100.00%		United States	United States
	Total Petrochemicals (Hong Kong) Limited	100.00%		Hong Kong	Hong Kong
	Total Petrochemicals (Shangai) Limited	100.00%		China	China
	Total Petrochemicals Development Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
	Total Petrochemicals Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals France	100.00%		France	France
	Total Petrochemicals Iberica	100.00%		Spain	Spain
	Total Petrochemicals Pipeline USA Inc.	100.00%		United States	United States
	Total Petrochemicals UK Limited	100.00%		United Kingdom	United Kingdom
	Total Polymers Antwerp	100.00%		Belgium	Belgium
	Total Raffinaderij Antwerpen N.V.	100.00%		Belgium	Belgium
	Total Raffinage France	100.00%		France	France
	Total Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
	Total Raffinage Chimie S.A.S.	100.00%		France	France
	Total Refining & Chemicals Saudi Arabia S.A.S.	100.00%		France	France
	Total Research & Technology Feluy	100.00%		Belgium	Belgium
	Total Splitter USA Inc	100.00%		United States	United States
	Total Trading and Marketing Canada LP	100.00%		Canada	Canada
	Total Trading Asia Pte Limited	100.00%		Singapore	Singapore
	Total Trading Canada Limited	100.00%		Canada	Canada
	Total Trading Products S.A.	100.00%		Switzerland	Switzerland
	TOTSA Total Oil Trading S.A.	100.00%		Switzerland	Switzerland
	Totseanergy	49.00%	E	Belgium	Belgium
	Transalpes S.N.C.	67.00%		France	France
	Trans-Ethylene	99.98%		France	France
	Tssa Total Storage & Services S.A.	100.00%		Switzerland	Switzerland
	Vibrachoc S.A.U.	100.00%		Spain	Spain
	Zeeland Refinery NV	55.00%		Netherlands	Netherlands

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Air Total (Suisse) S.A.	100.00%		Switzerland	Switzerland
	Air Total International S.A.	100.00%		Switzerland	Switzerland
	Alvea	100.00%		France	France
	Antilles Gaz	100.00%		France	France
	Argedis	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS24 Belgie N.V.	100.00%		Belgium	Belgium
	AS24 Espanola S.A.	100.00%		Spain	Spain
	AS24 Fuel Cards Limited	100.00%		United Kingdom	United Kingdom
	AS24 Lithuanie	100.00%		Lithunia	Lithunia
	AS24 Polska SP ZO.O.	100.00%		Poland	Poland
	AS24 Tankservice GmbH	100.00%		Germany	Germany
	Caldeo	100.00%		France	France
	Charvet La Mure Bianco	100.00%		France	France
	Clean Energy	24.85%	E	United States	United States
	Compagnie Petroliere de l'Ouest - CPO	100.00%		France	France
	CPE Energies	100.00%		France	France
	Cristal Marketing Egypt	80.78%		Egypt	Egypt
	DCA-MORY-SHIPP	100.00%		France	France
	Egedis	100.00%		France	France
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Gapco Uganda Limited	100.00%		Uganda	Uganda
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
	Gulf Africa Petroleum Corporation	100.00%		Mauritius Island	Mauritius Island
	Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
	National Petroleum Refiners Of South Africa (PTY) Limited	18.22%	E	South Africa	South Africa
	Pitpoint B.V.	100.00%		Netherlands	Netherlands
	Pitpoint Cng B.V.	100.00%		Netherlands	Netherlands
	Produits Petroliers Stela	99.99%		France	France
	Quimica Vasca S.A.U.	100.00%		Spain	Spain
	Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
	Servauto Nederland B.V.	100.00%		Netherlands	Netherlands
	Societe d'exploitation de l'usine de Rouen	98.98%		France	France
	Societe mahoraise de stockage de produits petroliers	100.00%		France	France
	Societe Urbaine des Petroles	100.00%		France	France
	S-Oil Total Lubricants Company Limited	50.00%	E	South Korea	South Korea
	South Asia LPG Private Limited	50.00%	E	India	India
	Total (Africa) Limited	100.00%		United Kingdom	United Kingdom
	Total (Fiji) Limited	100.00%		Fiji Islands	Fiji Islands
	Total Additifs et Carburants Speciaux	100.00%		France	France
	Total Africa S.A.	100.00%		France	France
	Total Aviation & Export Limited	100.00%		Zambia	Zambia
	Total Belgium	100.00%		Belgium	Belgium
	Total Bitumen Deutschland GmbH	100.00%		Germany	Germany
	Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
	Total Botswana (PTY) Limited	50.10%		Botswana	Botswana
	Total Brasil Diesel Comercio e Transportes Ltda	100.00%		Brazil	Brazil
	Total Brasil Distribuidora Ltda	100.00%		Brazil	Brazil
	Total Burkina	100.00%		Burkina Faso	Burkina Faso
	Total Cambodge	100.00%		Cambodia	Cambodia
	Total Cameroun	67.01%		Cameroon	Cameroon
	Total Caraibes	100.00%		France	France
	Total Ceska Republika S.R.O.	100.00%		Czech Republic	Czech Republic
	Total China Investment Company Limited	100.00%		China	China
	Total Congo	100.00%		Congo	Congo
	Total Corse	100.00%		France	France
	Total Cote D'Ivoire	72.99%		Côte d'Ivoire	Côte d'Ivoire
	Total Denmark A/S	100.00%		Denmark	Denmark
	Total Egypt	80.78%		Egypt	Egypt
	Total Espana S.A.	100.00%		Spain	Spain
	Total Especialidades Argentina	98.78%		Argentina	Argentina
	Total Ethiopia	100.00%		Ethiopia	Ethiopia
	Total Fluides	100.00%		France	France
	Total Freeport Corporation	51.00%	E	Philippines	Philippines
	Total Fuels Wuhan Company Limited	100.00%		China	China
	Total Glass Lubricants Europe GmbH	100.00%		Germany	Germany
	Total Guadeloupe	100.00%		France	Guadeloupe
	Total Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
	Total Guinee	100.00%		Guinea	Guinea
	Total Holding Asie	100.00%		France	France
	Total Holding India	100.00%		France	France
	Total Italia	100.00%		Italy	Italy
	Total Jamaica Limited	100.00%		Jamaica	Jamaica
	Total Jordan PSC	100.00%		Jordan	Jordan
	Total Kenya	93.96%		Kenya	Kenya
	Total Liban	100.00%		Lebanon	Lebanon
	Total Liberia Inc.	100.00%		Liberia	Liberia
	Total Lubricants (China) Company Limited	77.00%		China	China
	Total Lubricants Taiwan Limited	63.00%		Taiwan	Taiwan
	Total Lubrifiants	99.98%		France	France
	Total Lubrifiants Algerie	78.90%		Algeria	Algeria
	Total Lubrifiants Service Automobile	99.98%		France	France
	Total Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
	Total Madagasikara S.A.	79.44%		Madagascar	Madagascar
	Total Malawi Limited	100.00%		Malawi	Malawi
	Total Mali	100.00%		Mali	Mali
	Total Marine Fuels	100.00%		Singapore	Singapore
	Total Marketing Egypt	80.78%		Egypt	Egypt
	Total Marketing France	100.00%		France	France
	Total Marketing Gabon	90.00%		Gabon	Gabon
	Total Marketing Middle East Free Zone	100.00%		United Arab Emirates	United Arab Emirates
	Total Marketing Services	100.00%		France	France
	Total Marketing Tchad	100.00%		Chad	Chad
	Total Marketing Uganda	100.00%		Uganda	Uganda
	Total Maroc	55.00%		Morocco	Morocco
	Total Mauritius	55.00%		Mauritius Island	Mauritius Island
	Total Mayotte	100.00%		France	Mayotte
	Total Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total Mineraloel und Chemie GmbH	100.00%		Germany	Germany
	Total Mineralol GmbH	100.00%		Germany	Germany
	Total Mozambique	100.00%		Mozambique	Mozambique
	Total Namibia (PTY) Limited	50.10%		Namibia	Namibia
	Total Nederland NV	100.00%		Netherlands	Netherlands
	Total Niger S.A.	100.00%		Niger	Niger
	Total Nigeria PLC	61.72%		Nigeria	Nigeria
	Total Oil Asia-Pacific Pte Limited	100.00%		Singapore	Singapore
	Total Oil India Private Limited	100.00%		India	India
	Total Outre-Mer	100.00%		France	France
	Total Pacifique	100.00%		France	New Caledonia
	Total Paiement Services	100.00%		France	France
	Total Parco Pakistan Limited	50.00%	E	Pakistan	Pakistan
	Total Petroleum (Shanghai) Company Limited	100.00%		China	China
	Total Petroleum Ghana Limited	76.74%		Ghana	Ghana
	Total Petroleum Puerto Rico Corp.	100.00%		Puerto Rico	Puerto Rico
	Total Philippines Corporation	51.00%	E	Philippines	Philippines
	Total Polska	100.00%		Poland	Poland
	Total Polynesie	100.00%		France	French Polynesia
	Total RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total Reunion	100.00%		France	Reunion
	Total Romania S.A.	100.00%		Romania	Romania
	Total Senegal	69.14%		Senegal	Senegal
	Total Singapore Shared Services Pte Limited	100.00%		Singapore	Singapore
	Total Sinochem Fuels Company Limited	49.00%	E	China	China
	Total Sinochem Oil Company Limited	49.00%	E	China	China
	Total South Africa (PTY) Limited	50.10%		South Africa	South Africa
	Total Specialties USA Inc.	100.00%		United States	United States
	Total Supply MS S.A.	100.00%		Switzerland	Switzerland
	Total Swaziland (PTY) Limited	50.10%		Swaziland	Swaziland
	Total Tanzania Limited	100.00%		Tanzania	Tanzania
	Total Tianjin Manufacturing Company Limited	77.00%		China	China
	Total Togo	76.72%		Togo	Togo
	Total Tunisie	100.00%		Tunisia	Tunisia
	Total Turkey Pazarlama	100.00%		Turkey	Turkey
	Total UAE LLC	49.00%		United Arab Emirates	United Arab Emirates
	Total Uganda Limited	100.00%		Uganda	Uganda
	Total UK Limited	100.00%		United Kingdom	United Kingdom
	Total Ukraine LLC	100.00%		Ukraine	Ukraine
	Total Vietnam Limited	100.00%		Vietnam	Vietnam
	Total Vostok	100.00%		Russia	Russia
	Total Zambia	100.00%		Zambia	Zambia
	Total Zimbabwe	80.00%		Zimbabwe	Zimbabwe
	Totalgaz Vietnam LLC	100.00%		Vietnam	Vietnam
	Trapil	35.50%	E	France	France
	Upbeatprops 100 PTY Limited	50.10%		South Africa	South Africa
	V Energy S.A.	70.00%		Dominican Republic	Dominican Republic

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine Fertilisants	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Etmofina	100.00%		Belgium	Belgium
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Limited	100.00%		Ireland	Ireland
	Septentrion Participations	100.00%		France	France
	Socap S.A.S.	100.00%		France	France
	Societe Civile Immobiliere CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total American Services Inc.	100.00%		United States	United States
	Total Capital	100.00%		France	France
	Total Capital Canada Limited	100.00%		Canada	Canada
	Total Capital International	100.00%		France	France
	Total Consulting	100.00%		France	France
	Total Corporate Management (Beijing) Company Limited	100.00%		China	China
	Total Delaware Inc.	100.00%		United States	United States
	Total Developpement Regional S.A.S.	100.00%		France	France
	Total Facilities Management Services (TFMS)	100.00%		France	France
	Total Finance	100.00%		France	France
	Total Finance Corporate Services Limited	100.00%		United Kingdom	United Kingdom
	Total Finance Global Services (TOFIG)	100.00%		Belgium	Belgium
	Total Finance international B.V.	100.00%		Netherlands	Netherlands
	Total Finance Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Finance USA Inc.	100.00%		United States	United States
	Total Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Funding Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Gestion Filiales	100.00%		France	France
	Total Gestion USA	100.00%		France	France
	Total Global Financial Services	100.00%		France	France
	Total Global Human Ressources Services	100.00%		France	France
	Total Global Information Technology Services Belgium	99.98%		Belgium	Belgium
	Total Global IT Services (TGITS)	100.00%		France	France
	Total Global Procurement (TGP)	100.00%		France	France
	Total Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	Total Global Services Bucharest	99.01%		Romania	Romania
	Total Global Services Philippines	100.00%		Philippines	Philippines
	Total Holding Allemagne	100.00%		France	France
	Total Holdings Europe	100.00%		France	France
	Total Holdings International B.V.	100.00%		Netherlands	Netherlands
	Total Holdings S.A.S.	100.00%		France	France
	Total Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total Holdings USA Inc.	100.00%		United States	United States
	Total International NV	100.00%		Netherlands	Netherlands
	Total Investments	100.00%		France	France
	Total Learning Solutions (TLS)	100.00%		France	France
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Overseas Holding (PTY) Limited	100.00%		South Africa	Netherlands
	Total Participations	100.00%		France	France
	Total Petrochemicals & Refining S.A./NV (e)	100.00%		Belgium	Belgium
	Total Petrochemicals & Refining USA Inc. (e)	100.00%		United States	United States
	Total Petrochemicals Security USA Inc.	100.00%		United States	United States
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TOTAL S.A.	—		France	France
	Total Treasury	100.00%		France	France
	Total UK Finance Limited	100.00%		United Kingdom	United Kingdom